Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	December 31, 2023	June 30, 2024
	RM	RM	USD
Cost

At January 1	-	4,700,894	1,024,316
Additions	4,700,894	3,009,940	638,078
Currency realignment	-	127,900	27,113
Effect of foreign exchange	-	-	(27,773)
At December 31	4,700,894	7,838,734	1,661,734

Schedule of Additions of Intangible Assets	Included in the additions of intangible assets during the financial year are as follows:
	December 31, 2023	June 30, 2024
	RM	RM	USD
Salaries and related costs
- Staff	111,594	162,394	34,426